CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total		Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2012	$ 114,771		$ 72		$ 110,990	$ 449		$ 3,260
Balance, shares at Dec. 31, 2012			26,682
Issuance of shares in connection with employee share-based plans	$ 1,191			[1]	$ 1,191
Issuance of shares in connection with employee share-based plans, shares	513,896		514
Issuance of shares upon exercise of options		[1]		[1]
Issuance of shares upon exercise of options, shares			85
Stock based compensation	$ 2,095				$ 2,095
Other comprehensive income	92					$ 92
Net income for the year	10,515							$ 10,515
Balance at Dec. 31, 2013	128,664		$ 72		$ 114,276	$ 541		$ 13,775
Balance, shares at Dec. 31, 2013			27,281
Issuance of shares in connection with employee share-based plans	$ 2,586		$ 1		$ 2,585
Issuance of shares in connection with employee share-based plans, shares	473,616		474
Issuance of shares upon exercise of options		[1]		[1]
Issuance of shares upon exercise of options, shares			22
Stock based compensation	$ 2,124				$ 2,124
Share repurchase	(6,726)						$ (6,726)
Share repurchase, shares			(640)
Other comprehensive income	(1,718)					$ (1,718)
Net income for the year	18,652							$ 18,652
Balance at Dec. 31, 2014	$ 143,582		$ 73		$ 118,985	$ (1,177)	$ (6,726)	$ 32,427
Balance, shares at Dec. 31, 2014	27,137,051		27,137
Issuance of shares in connection with employee share-based plans	$ 2,319		$ 1		$ 2,318
Issuance of shares in connection with employee share-based plans, shares	287,928		288
Issuance of shares upon exercise of options		[1]		[1]
Issuance of shares upon exercise of options, shares			33
Stock based compensation	$ 2,674				$ 2,674
Share repurchase	(4,303)		$ (1)				$ (4,302)
Share repurchase, shares			(364)
Other comprehensive income	1,063					$ 1,063
Net income for the year	15,725							$ 15,725
Balance at Dec. 31, 2015	$ 161,060		$ 73		$ 123,977	$ (114)	$ (11,028)	$ 48,152
Balance, shares at Dec. 31, 2015	27,093,937		27,094

[1]	Less than $1